24. Restatement of Financial Statements (Tables)	12 Months Ended
Dec. 31, 2014
Restatement of Financial Statements

The impact of the restatement on the December 31, 2014 financial statements is reflected in the following tables:

CONSOLIDATED BALANCE SHEETS

	December 31, 2014
	As Previously Reported	As Restated
Total Assets	23,686	23,399
Total stockholders’ equity	17,817	17,530
Total liabilities and stockholders’ equity	23,686	23,399

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	For the year Ended December 31, 2014
	As Previously Reported		As Restated
Equity in income of affiliates		892		605
Net Loss		(5)		(292)
Comprehensive loss		(20)		(307)
Basic and diluted loss per common share	$	US0.08	$	(US0.06)

CONSOLIDATED STATEMENTS OF CASH FLOW

	For the year Ended December 31, 2014
	As Previously Reported	As Restated
Net Profit / (Loss)	164	(123)
Equity in profit of affiliates	(892)	(605)

ZHEJIANG TIANLAN
Restatement of Financial Statements

The impact of the restatement on the December 31, 2014 financial statements is reflected in the following tables:

CONSOLIDATED BALANCE SHEETS

	December, 2014
	As Previously Reported	As Restated
Total current assets	392,278	379,718
Accounts receivable, net (note 6)	156,618	156,608
Prepayments and other current assets (note 7)	190,409	177,859
Property, plant and equipment (Note 9)	96,524	161,924
Total Assets	500,938	553,778
Other payables and accrued expenses	49,203	113,438
Other taxes payable	10,681	8,902
Income tax payable	805	60
Total liabilities	335,627	397,338
Total stockholders’ equity	165,311	156,440
Total liabilities and stockholders’ equity	500,938	553,778

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	For the year Ended December 31, 2014
	As Previously Reported	As Restated

Revenue	474,265	396,424
Cost of revenue	(380,955)	(313,776)
Income taxes	(2,559)	(768)
Net income	22,879	14,008

CONSOLIDATED STATEMENTS OF CASH FLOW

	For the year Ended December 31, 2014
	As Previously Reported	As Restated
Net income	22,879	14,008
Accounts receivable, net	(9,491)	(9,481)
Prepayments and other current assets	(33,249)	(20,699)
Other payables and accrued expenses	(27,160)	37,075
Other tax payable	2,813	1,034
Income tax payable	296	(449)
Net cash provided by/(used in) operating activities	34,928	100,328
Purchase of property, plant and equipment	(52,566)	(117,966)
Net cash used in investing activities	(51,223)	(116,623)